As filed with the Securities and Exchange Commission on March 23, 2015

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 140	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Bush Street

San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

One Bush Street

San Francisco, California 94104

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates solely to RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund, each a series of RS Investment Trust (the “Trust”). This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 138 under the Securities Act and Amendment No. 140 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 23rd day of March, 2015.

RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Matthew H. Scanlan Matthew H. Scanlan	Trustee, President and Principal Executive Officer	March 23, 2015

SHELLY (TAM) CHU* Shelly (Tam) Chu	Treasurer and Principal Financial and Accounting Officer	March 23, 2015

JUDSON BERGMAN* Judson Bergman	Trustee	March 23, 2015

DENNIS M. BUSHE* Dennis M. Bushe	Trustee	March 23, 2015

KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons, Jr.	Trustee	March 23, 2015

ANNE M. GOGGIN* Anne M. Goggin	Trustee	March 23, 2015

CHRISTOPHER C. MELVIN JR.* Christopher C. Melvin, Jr.	Trustee	March 23, 2015

GLORIA S. NELUND* Gloria S. Nelund	Trustee	March 23, 2015

* By:	/s/ Nina Gupta
Nina Gupta Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith

EXHIBIT INDEX

EXHIBIT NO.	TITLE OF EXHIBIT

101	Risk/Return summary in interactive data format.